S000000555 [Member] Investment Objectives and Goals - Nuveen Massachusetts Municipal Bond Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Massachusetts Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the Fund is to provide you with as high a level of current interest income exempt from regular federal, Massachusetts state and, in some cases, Massachusetts local income taxes as is consistent with preservation of capital.